Document and Entity Information	May 31, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	REGIONAL HEALTH PROPERTIES, INC
Amendment Flag	false
Entity Central Index Key	0001004724
Document Type	8-K
Document Period End Date	May 31, 2022
Entity Incorporation State Country Code	GA
Entity File Number	001-33135
Entity Tax Identification Number	81-5166048
Entity Address, Address Line One	454 Satellite Boulevard
Entity Address, Address Line Two	NW
Entity Address, Address Line Three	Suite 100
Entity Address, City or Town	Suwanee
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30024
City Area Code	(678)
Local Phone Number	869-5116
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, no par value
Trading Symbol	RHE
Security Exchange Name	NYSEAMER
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	10.875% Series A Cumulative Redeemable Preferred Stock, no par value
Trading Symbol	RHE-PA
Security Exchange Name	NYSEAMER